Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Non Cash Investing And Financing Activities [Abstract]
Issuance of ordinary shares to music label partners	¥ 1,519
Issuance of ordinary shares for equity investments	¥ 1,027	¥ 7,547
Distribution to Tencent		(3,774)
Other payables for business combinations		277
Issuing restricted shares for business combinations		149
Settlement of dividend by issuance of shares		58
Other payables for acquisition of investments in joint ventures		¥ 46